Putnam
High Yield
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


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Fund highlights

* "In our opinion, the performance of high-yield bonds can potentially continue to reward investors when coupled with the in-depth credit research and careful selection we at Putnam can provide."

                                   -- Jennifer E. Leichter, manager
                                      Putnam High Yield Trust

*  As reported in the September 1998 issue of Mutual Funds, "Junk
   [high-yield bonds] isn't necessarily, well, as junky as you might think. Many well-known companies carry the tag. Among them: Bethlehem Steel, Borden, CBS, Northwest Airlines, Ryder, and Sports Authority."


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

34 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

An environment of deregulation and a continuing stream of mergers, acquisitions, and new technology provided plenty of issuance for investors seeking higher-yielding lower-rated bonds during the 12 months ended August 31, 1998. Worldwide equity investors fleeing to the relative safety of fixed-income investments added their own demand impetus. Together, these factors helped mitigate the effects of market turbulence on Putnam High Yield Trust's performance during the fiscal year that just ended.

Because they usually behave more like stocks than high-quality bonds, your fund's holdings tended to share in the general rise of equities throughout much of the period. Then, when a new wave of turbulence hit the world's stock markets, they began acting more like other fixed-income securities, which slowed their retreat. In the end, the fund closed the year with performance somewhat behind last year's. Its long-term record looks considerably better, though, as you will see in the tables that follow the report from management.

In the report, the fund's management team discusses performance and strategies during the year and takes a look at the fund's prospects as it proceeds into its third decade of operation.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998



Report from the Fund Managers
Jennifer E. Leichter
Gail S. Attridge

Today's high-yield market is being driven by many factors including deregulation, new technology, and mergers and acquisitions. Putnam High Yield Trust's performance during its fiscal year ended August 31, 1998, reflected the opportunities created by these factors and the continuing growth of this market.

For the 12 months ended August 31, 1998, your fund's class A shares provided a total return of -1.75% at net asset value and -6.40% at public offering price. For more information, including returns for other classes of shares, please see pages 9 through 11.

* FAVORABLE ENVIRONMENT FOR HIGH-YIELD BONDS

Because the performance of high-yield bonds tends to reflect the strength of the stock market to a greater extent than the performance of other types of bonds, your fund benefited from the strength of both the stock and bond markets during most of the fiscal year. Like stocks, the prices of high-yield bonds are more sensitive to the outlook for the economy and corporate earnings than to day-to-day interest-rate fluctuations. So while high-quality bonds usually provide strong returns during recessions because their prices rise as interest rates fall, high-yield bonds, like stocks, may provide attractive returns during strong economic times. While the U.S. stock market has experienced increased volatility since the end of your fund's fiscal year, Putnam believes the fundamental background for stocks and high-yield bonds remains favorable.

Early in the period, high-yield bonds were buoyed by a healthy bond market in addition to the robust stock market. The favorable economic environment also contributed to a high level of merger and acquisition activity. This increased activity helped performance of the high-yield securities in which your fund invests because it often resulted in the acquisition of high-yield issuers by financially stronger corporations. Credit upgrades for the high-yield debt frequently followed, along with higher bond prices. Developments in key high-yield industries such as telecommunications and cable television as well as several mergers and acquisitions also helped your fund's performance.

During the period, a steady supply of high-yielding securities was surpassed by an even stronger demand from insurance companies, pension funds, and individual and foreign investors seeking the higher income streams these bonds provide. Historically low long-term interest rates and a flattening U.S. yield curve led to increased high-yield issuance levels for most of early 1998.

* ASTUTE SECTOR DIVERSIFICATION INCREASES OPPORTUNITIES

Top-performing industries in the high-yield universe during your fund's fiscal year included cable television, broadcasting, finance, and telecommunications, which performed well based on very positive operating results and high equity valuations.

[GRAPHIC OMITTED: worm chart HIGH-YIELD BONDS VERSUS OTHER BONDS]

HIGH-YIELD BONDS VERSUS OTHER BONDS

                  First Boston         Lehman Brothers
                   High Yield          Corporate Bond
Date               Bond Index              Index

8/31/92              0.00%                 0.00%
8/31/93             15.77%                13.63%
8/31/94             19.96%                10.86%
8/31/95             35.80%                25.80%
8/31/96             49.58%                30.57%
8/31/97             72.66%                45.25%
8/31/98             75.18%                59.02%

Footnote reads:
Past performance if not indicative of future results. This chart demonstrates that high-yield bonds, as represented by the First Boston High Yield Index, generally outperformed investment-grade corporate bonds, as represented by the Lehman Brothers Corporate Bond Index. The chart shows cumulative returns. The lower credit rating of high-yield bonds reflects a greater possibility that adverse changes in an issuer's business or financial condition or in general economic conditions may impair the issuer's ability to pay principal and interest on the securities. This chart does not reflect the performance of Putnam High Yield Trust.


The telecommunications sector, now the largest in the high-yield universe, experienced a number of positive factors during the period. First, favorable regulatory developments improved the market positions of competitive local exchange carriers (CLECs) and specialized mobile radio operators including one of your fund's top holdings, NEXTEL Communications. As with all portfolio holdings, in-depth credit research is critical to determining the companies most likely to succeed within their market niches. NEXTEL was one of the market's darlings, performing well for your fund. The company continued to add subscribers to its digital network at an extraordinary rate. While the securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Another positive factor for the telecommunications sector was the fact that commercial launches of these new technologies proceeded smoothly throughout the year. Finally, merger and acquisition activity in the sector continued at a healthy pace, led by WorldCom, Inc. A global telecommunications company, WorldCom has established operations in more than 50 countries encompassing the Americas, Europe, and the Asia-Pacific region. WorldCom is a premier provider of facilities-based and fully integrated local, long distance, international, and Internet services. Its global networks provide end-to-end connectivity to more than 31,000 buildings worldwide. In November 1997, WorldCom announced a definitive merger agreement with MCI Communications Corporation.

Teleport Communications Group is another example of a fund holding that benefited from the merger and acquisition trend. Teleport was bought at a premium by AT&T during the period. This successful CLEC provides local phone service nationwide by using wireless and fiber-optic technologies to compete with local phone companies. In the past, long-distance companies have had to pay access charges to local phone companies in order to connect to homes. With the acquisition of Teleport, AT&T can eliminate those charges in many markets.



[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications          15.7%

Cellular communications      6.9%

Broadcasting                 6.3%

Telephone services           5.2%

Oil and gas                  4.6%

Footnote reads:
*Based on net assets as of 8/31/98. Holdings will vary over time.


Your fund's holdings in the cable sector performed particularly well during the fiscal year as the industry benefited from Microsoft's billion-dollar investment in Philadelphia cable operator Comcast Corp. Prior to this event, investors had perceived cable as a mature industry that would gradually lose market share to satellite television. The Microsoft investment changed this perception and raised awareness of the industry's new role as the ideal Internet delivery vehicle. Also during the period, AT&T announced plans to acquire TCI, another cable company.

The broadcasting sector was also fueled by fevered merger and acquisition activity resulting from relaxation of the rules controlling the number of stations operators can own. The new rules allow station operators to own multiple stations in individual markets and to own a greater absolute number of stations. By spreading the cost of administration and sales across several stations, companies can reduce the cost of business and improve their profit margins. This fact motivated a number of players to expand rapidly over the course of your fund's fiscal year through aggressive acquisition campaigns.

* CHANGING MARKET CONDITIONS MAY SIGNAL OPPORTUNITIES

While equity markets have been volatile recently, Putnam Management's positive outlook for high-yield bonds remains intact. We view the potential for changing market conditions with an opportunistic eye; bonds often become mispriced when investors overreact to transitory events. Because any shifts in the economy, albeit real or perceived, affect each high-yield issuer differently, careful monitoring and research are critical. An ongoing analysis of corporate cash flow and asset values for each portfolio company, together with extensive portfolio diversification, is the key to minimizing risk. We believe that Putnam's disciplined management style will enable us to take advantage of any resulting opportunities.

We anticipate that U.S. growth will continue to moderate with little inflation thanks largely to Asian economic and currency weakness. Slowing demand and increased exports from that region should help keep U.S. prices down. We believe the underlying fundamentals and credit quality of the high-yield market remain strong as does merger activity. Higher coupons -- the annual rate of interest paid on a bond -- have reduced new issuance and default rates remain low.

We plan to continue to focus on diversification, on companies with little exposure to Asia, and on securities with yields attractive relative to their risk levels. We will continue to emphasize improving credits in the telecommunications, broadcasting, finance, and health-care industries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 8/31/98

                                Class A           Class B           Class M
(inception date)               (2/14/78)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      -1.75%   -6.40%   -2.42%   -6.87%   -1.94%   -5.10%
------------------------------------------------------------------------------
5 years                     44.40    37.52    39.11    37.35    42.76    38.12
Annual average               7.63     6.58     6.82     6.55     7.38     6.67
------------------------------------------------------------------------------
10 years                   154.73   142.58   135.50   135.50   147.64   139.62
Annual average               9.80     9.27     8.94     8.94     9.49     9.13
------------------------------------------------------------------------------
Life of fund               703.72   665.43   567.90   567.90   641.31   617.32
Annual average              10.68    10.42     9.69     9.69    10.24    10.07
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/98

                                            First Boston          Consumer
                                            High Yield             Price
                                            Bond Index*            Index
------------------------------------------------------------------------------
1 year                                         1.46%                1.62%
------------------------------------------------------------------------------
5 years                                       51.31                12.85
Annual average                                 8.64                 2.45
------------------------------------------------------------------------------
10 years                                     178.62                37.31
Annual average                                10.79                 3.22
------------------------------------------------------------------------------
Life of fund                                     --*              159.78
Annual average                                   --*                4.77
------------------------------------------------------------------------------

*Comparative return information for the First Boston High Yield Index is not available.

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
8/31/88

                                                        First Boston
                Fund's class A       Consumer Price      High Yield
Date            shares at POP            Index             Index

8/31/88              9,525              10,000            10,000
8/31/89             10,330              10,465            10,898
8/31/90              9,547              11,104            10,209
8/31/91             11,691              11,444            12,992
8/31/92             14,673              11,776            15,904
8/31/93             16,801              12,100            18,412
8/31/94             17,213              12,423            19,077
8/31/95             19,065              12,739            21,597
8/31/96             21,176              13,161            23,789
8/31/97             24,691              13,385            27,459
8/31/98            $24,258             $13,731           $27,862

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $23,550 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $24,764 ($23,962 at public offering price).


PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

                                   Class A       Class B      Class M
----------------------------------------------------------------------------
Distributions (number)               12            12           12
----------------------------------------------------------------------------
Income                             $1.291        $1.193       $1.256
----------------------------------------------------------------------------
Capital gains                        --            --           --
----------------------------------------------------------------------------
  Total                            $1.291        $1.193       $1.256
----------------------------------------------------------------------------
Share value:                     NAV      POP      NAV      NAV      POP
----------------------------------------------------------------------------
8/31/97                       $12.89   $13.53    $12.84   $12.88   $13.31
----------------------------------------------------------------------------
8/31/98                        11.47    12.04     11.43    11.47    11.86
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate1         10.78%   10.26%     9.97%   10.46%   10.12%
----------------------------------------------------------------------------
Current 30-day SEC yield2      10.33     9.83      9.55    10.03     9.69
----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (2/14/78)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      -6.19%  -10.67%   -6.85%  -11.10%   -6.37%   -9.41%
------------------------------------------------------------------------------
5 years                     41.49    34.72    36.38    34.66    39.85    35.27
Annual average               7.19     6.14     6.40     6.13     6.94     6.23
------------------------------------------------------------------------------
10 years                   148.27   136.42   129.45   129.45   141.45   133.62
Annual average               9.52     8.99     8.66     8.66     9.22     8.86
------------------------------------------------------------------------------
Life of fund               690.62   652.96   556.51   556.51   629.03   605.44
Annual average              10.55    10.29     9.56     9.56    10.11     9.94
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The First Boston High Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's.

The Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*The average quality of bonds included in these indexes will differ from the average quality of bonds in which the fund customarily invests, and securities held by the fund will differ from those in the indexes. Index performance reflects changes in market prices and reinvestment of all interest payments and does not take into account brokerage fees or taxes. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees and Shareholders of
Putnam High Yield Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Yield Trust (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 1998




Portfolio of investments owned
August 31, 1998

CORPORATE BONDS AND NOTES (79.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.5%)
--------------------------------------------------------------------------------------------------------------------------
      $   4,805,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                    $    4,805,000
          8,210,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                           8,538,400
          2,645,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     2,697,900
          2,000,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                           2,060,000
                                                                                                            --------------
                                                                                                                18,101,300

Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          4,470,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               4,134,750
          5,575,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                      5,853,750
          5,560,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                                5,393,200
          6,610,000  Burke Industries, Inc. company guaranty 10s, 2007                                           6,543,900
          5,020,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                    4,944,700
          5,370,000  United Defense Industries Inc. company guaranty 8 3/4s, 2007                                5,262,600
                                                                                                            --------------
                                                                                                                32,132,900

Agriculture (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         14,743,125  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                               15,553,997
          9,330,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                             9,330,000
                                                                                                            --------------
                                                                                                                24,883,997

Airlines (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          6,580,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                               6,086,500
          6,690,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                    6,221,700
         11,240,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                  10,621,800
         14,360,000  Cathay International Ltd. 144A sr. notes 13s, 2008                                          7,180,000
         10,405,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                         10,613,100
          7,340,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          6,789,500
                                                                                                            --------------
                                                                                                                47,512,600

Apparel (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,825,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 3/8s, 9/15/04), 2009 (STP)                                                            5,592,000
          2,820,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                              2,679,000
         13,300,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              12,768,000
         12,585,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                               13,403,025
          5,850,000  William Carter Holdings Co. sr. sub. Notes Ser. A, 12s, 2008                                5,967,000
                                                                                                            --------------
                                                                                                                40,409,025

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Amer Axel & Manuftrng bank loan Ser. B, 8.063s, 2005                                        3,960,000
          1,700,000  Walbro Corp. company guaranty Ser. B, 10 1/8s, 2007                                         1,615,000
                                                                                                            --------------
                                                                                                                 5,575,000

Automotive Parts (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,699,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                       4,886,960
          5,775,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                               6,006,000
          7,910,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                       10 1/8s, 2007                                                                             7,554,050
                                                                                                            --------------
                                                                                                                18,447,010

Banks (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,155,000  Albank Capital Trust 144A company guaranty Ser. B, 9.27s, 2027                              6,095,169
          4,550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                        4,504,500
         10,000,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                8,000,000
         10,115,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                     11,151,079
          8,480,000  Espirto Santo Centrais sr. notes 10s, 2007 (Brazil)                                         4,833,600
          5,860,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049                                                    4,512,200
         13,120,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                     14,755,277
          9,115,000  Korea Developmental Bank bonds 7 1/8s, 2001 (Korea)                                         7,400,833
          4,560,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                      5,291,424
          5,000,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                                            5,750,000
          6,365,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                               7,369,779
          6,475,000  Provident Capital Trust company guaranty 8.6s, 2026                                         7,077,434
          2,450,000  Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                      2,800,742
          3,690,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                 4,110,697
          6,980,000  Sovereign Capital Trust company guaranty 9s, 2027                                           7,836,725
          1,225,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              1,338,068
                                                                                                            --------------
                                                                                                               102,827,527

Basic Industrial Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          4,250,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                                      4,908,750
          9,700,000  Grove Investors Llc sr. deb. 14 1/2s, 2010 (PIK)                                            8,536,000
          7,540,000  Insilco Holding Co. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                         3,543,800
            920,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   864,800
          4,450,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                    4,316,500
                                                                                                            --------------
                                                                                                                22,169,850

Broadcasting (4.2%)
--------------------------------------------------------------------------------------------------------------------------
         12,880,000  Affinity Group Holdings sr. notes 11s, 2007                                                12,493,600
         10,370,000  Australias Holdings PTY Ltd. sr. disc. notes stepped-coupon
                       zero % (15s, 11/01/00), 2002 (In Default) (Australia) (STP) (NON)                         1,425,875
            338,956  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s 5/15/00), 2003 (In Default) (Australia)(STP) (PIK) (NON)                             5,932
          2,555,791  Australis Media, Ltd. sr. sec. disc. notes zero %, 2000 (In Default)
                       (Australia) (NON)                                                                         1,904,831
         15,360,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                    11,520,000
         17,935,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                            12,733,850
          7,660,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            7,583,400
          3,800,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004
                       (Bermuda)                                                                                 3,420,000
          6,914,690  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                                      7,606,159
         25,080,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                     21,318,000
         20,960,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    11,528,000
         17,970,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                          15,993,300
         12,770,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                            11,812,250
          3,250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                      3,201,250
          6,460,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      6,169,300
          5,125,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                   5,381,250
          8,330,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                  9,163,000
          7,214,000  PHI Holdings, Inc. 16s, 2001                                                                5,435,749
          9,700,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                9,215,000
          2,000,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                1,660,000
          3,010,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s, 2007
                       (Mexico)                                                                                  2,317,700
                                                                                                            --------------
                                                                                                               161,888,446

Building and Construction (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,530,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                             4,258,200
          7,480,000  Atrium Companies, Inc. 144A sr. sub. notes 10 1/2s, 2006                                    7,068,600
         14,275,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                            9,421,500
          1,700,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                             1,122,000
          3,470,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                                   3,409,275
          6,180,000  Presley Cos. sr. notes 12 1/2s, 2001                                                        5,531,100
          4,987,500  Terex term loan B, 8.18s, 2005                                                              4,987,500
                                                                                                            --------------
                                                                                                                35,798,175

Building Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          7,890,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                              7,495,500
         11,300,000  Consumers International 144A 10 1/4s, 2005                                                 11,582,500
          9,105,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B,
                       zero % (12 3/4s, 6/1/99), 2004 (STP)                                                      8,513,175
                                                                                                            --------------
                                                                                                                27,591,175

Buses (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         23,500,000  MCII Holdings sec. notes stepped-coupon zero %
                       (12s, 11/15/98), 2002 (STP)                                                              19,975,000

Business Equipment and Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,950,000  Corporate Express Holdings, Inc. 144A sr. sub. notes
                       9 5/8s, 2008                                                                              4,455,000
          4,285,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                4,113,600
          5,487,776  Outsourcing Solutions, Inc. 144A 8.621s, 2004                                               5,467,197
         14,110,000  U.S. Office Products Co. 144A sr. sub notes 9 3/4s, 2008                                   11,852,400
          7,321,000  United Stationer Supply, Inc. sr. sub.  notes 12 3/4s, 2005                                 8,217,823
                                                                                                            --------------
                                                                                                                34,106,020

Cable Television (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          8,380,000  Acme Television sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 9/30/00), 2004 (STP)                                                     6,452,600
         13,805,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                               14,598,788
         33,400,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                   25,050,000
         20,190,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                   14,738,700
            800,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                                 786,000
         15,978,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                       (14 1/4s, 6/15/00), 2005 (STP)                                                           14,699,760
         21,750,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                          12,180,000
         15,420,000  RCN Corp. sr. discount notes, stepped-coupon Ser. B, zero %
                       (9.8s, 2/15/03), 2008 (STP)                                                               8,249,700
          7,850,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina)                                                                               5,416,500
         10,210,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                             4,492,400
                                                                                                            --------------
                                                                                                               106,664,448

Cellular Communications (4.8%)
--------------------------------------------------------------------------------------------------------------------------
         29,770,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            13,396,500
         32,271,000  CellNet Data Systems, Inc. sr. disc. notes stepped-
                       coupon zero % (14s, 10/1/02), 2007 (STP)                                                 15,490,080
         17,750,000  Cencall Communications Corp. sr. disc. notes stepped-
                       coupon zero % (10 1/8s, 1/15/99), 2004 (STP)                                             17,750,000
          1,000,000  Dial Call Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (10 1/4s, 12/15/98), 2005 (STP)                                     1,005,000
         14,200,000  Interact Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 8/1/99), 2003 (STP)                                                          1,704,000
          5,985,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 5/1/01), 2006 (STP)                                                                 4,428,900
         31,875,000  McCaw International Ltd sr. discount notes
                       stepped-coupon zero % (13s, 4/15/02), 2007 (STP)                                         17,212,500
         22,330,000  MetroNet Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (9.95s, 6/15/03), 2008 (STP)                                       11,611,600
         41,840,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                       29,288,000
            470,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        282,000
         66,530,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                      39,585,350
         28,170,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9.95s, 2/15/03), 2008 (STP)                                       15,916,050
          1,845,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                      1,051,650
          5,000,000  Powertel, Inc. 8 7/8s, 2001                                                                 4,968,750
         10,240,000  Price Communications Wireless Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              9,216,000
                                                                                                            --------------
                                                                                                               182,906,380

Chemicals (1.4%)
--------------------------------------------------------------------------------------------------------------------------
         10,710,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                               10,174,500
          5,755,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                   5,179,500
          2,860,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             2,860,000
          2,425,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      2,194,625
          6,355,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    5,274,650
          3,990,000  Pioneer Americas Acquisition 144A bank loan notes FRN
                       8.428s, 2006                                                                              3,990,000
          2,484,940  Pioneer Americas Acquisition bank loan notes FRN 8.38s, 2006                                2,484,940
          7,920,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                     3,880,800
          8,770,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               5,086,600
         10,282,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                   10,796,100
                                                                                                            --------------
                                                                                                                51,921,715

Computer Services and Software (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,975,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                            2,826,250
            840,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      793,800
         17,685,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                       19,895,625
                                                                                                            --------------
                                                                                                                23,515,675

Computers (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         18,140,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 11/1/01), 2008 (STP)                                                           12,153,800

Consumer Durable Goods (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007                                  4,650,000
         11,775,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon Ser. B,
                       zero % (14s, 11/15/01), 2006 (STP)                                                          588,750
          3,420,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                                     2,838,600
          6,000,000  Sealy Mattress Co. 144A sr. notes 12s, 2008                                                 5,520,000
                                                                                                            --------------
                                                                                                                13,597,350

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,440,000  Samsonite Corp. 144A sr. sub. notes 10 3/4s, 2008                                           1,036,800

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         22,890,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                     24,950,100

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,090,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                         3,012,750
          3,275,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     3,438,750
          2,380,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                              2,332,400
          3,750,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        3,553,125
                                                                                                            --------------
                                                                                                                12,337,025

Electric Utilities (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                       4,280,000
          8,500,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                              6,970,000
         15,100,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                           19,625,319
         45,025,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                           54,757,150
          1,500,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000
                       (Philippines)                                                                             1,532,220
         14,330,000  Niagara Mohawk Power Corp. sr. disc. notes stepped-coupon
                       Ser. H, zero % (8 1/2s, 7/1/03), 2010 (STP) (Philippines)                                 9,887,700
          2,717,000  North Atlantic Energy Corp. 1st mtge. Ser. A, 9.05s, 2002                                   2,828,750
          4,017,369  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        4,251,823
          8,286,256  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        8,514,540
          2,762,588  Subic Power Corp. 144A sec. 9 1/2s, 2008                                                    2,127,193
          8,750,000  York Power Funding 144A notes 12s, 2007                                                     8,662,500
                                                                                                            --------------
                                                                                                               123,437,195

Electrical Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,150,000  Dobson Communications Corp. 11 3/4s, 2007                                                   9,333,000
          4,360,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                      3,357,200
                                                                                                            --------------
                                                                                                                12,690,200

Electronic Components (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Details, Inc. sr. discount notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (STP)                                                           2,750,000
          2,900,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                              2,668,000
          6,485,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           5,771,650
          7,030,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          6,467,600
          4,250,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                         4,250,000
         13,920,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                     13,989,600
                                                                                                            --------------
                                                                                                                35,896,850

Electronics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,685,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                  1,786,100
          4,983,386  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                            4,933,552
          5,287,574  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                       5,234,698
          5,450,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                 5,668,000
          4,805,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                  4,564,750
            390,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                  335,400
                                                                                                            --------------
                                                                                                                22,522,500

Energy-Related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,600,000  CE Casecnan Water & Energy sr. notes Ser. A, 11.45s, 2005
                       (Philippines)                                                                             3,795,000
          5,910,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                              4,728,000
         18,680,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                             13,076,000
          5,495,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     5,055,400
                                                                                                            --------------
                                                                                                                26,654,400

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          8,855,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero % (10s, 4/1/03), 2008 (STP)                                                          5,047,350
          6,880,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                      6,467,200
          7,290,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                     6,779,700
                                                                                                            --------------
                                                                                                                18,294,250

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         14,790,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                       10,722,750
          8,220,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                                8,846,775
          4,010,000  ATC Group Services Inc. company guaranty 12s, 2008                                          3,248,100
                                                                                                            --------------
                                                                                                                22,817,625

Financial Services (3.5%)
--------------------------------------------------------------------------------------------------------------------------
         13,640,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                               12,821,600
          8,950,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                          5,817,500
         14,200,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                             13,525,784
          3,300,000  Advanta Corp. med. term notes Ser. D, 6.584s, 2000                                          3,198,789
          4,000,000  Colombia Holdings sr. notes 10s, 1999                                                       4,060,000
          6,610,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                       7,197,670
         13,055,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                13,149,127
          1,215,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                       (Mexico)                                                                                    874,800
          3,900,000  Dollar Financial Group, Inc. sr. notes Ser. A, 10 7/8s, 2006                                4,017,000
         37,350,000  DTI Holdings Inc. 144A sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 3/1/03), 2008 (STP)                                                            15,313,500
          6,620,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                             6,355,200
          7,185,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                              8,029,238
          6,700,000  Local Financial Corp. 144A sr. notes 11s, 2004                                              6,834,000
          3,305,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                        3,404,150
          6,900,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                  7,452,000
          4,160,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                   4,492,800
         12,990,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 5,845,500
         10,250,000  Resource America Inc. 144A sr. notes 12s, 2004                                              9,020,000
          3,000,000  SRI Receivables Purchase 144A notes 12 1/2s, 2000                                           3,030,000
                                                                                                            --------------
                                                                                                               134,438,658

Food and Beverages (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          6,320,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                          5,561,600
          6,400,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                           5,632,000
         17,150,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                     17,664,500
         10,520,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                   10,520,000
          8,600,000  Doane Products Co. sr. notes 10 5/8s, 2006                                                  9,718,000
          2,525,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                    2,398,750
          6,590,000  Fleming Companies, Inc. company guaranty Ser. B, 10 5/8s, 2007                              6,721,800
          1,915,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                              1,915,000
          6,300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                     3,339,000
          8,910,000  RAB Food Holdings, Inc. 144A sr. notes 13s, 2008                                            8,286,300
          6,600,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                          6,138,000
          1,500,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                     1,642,500
          4,525,000  Southern Foods Group sr. sub. notes 9 7/8s, 2007                                            4,592,875
                                                                                                            --------------
                                                                                                                84,130,325

Gaming (3.4%)
--------------------------------------------------------------------------------------------------------------------------
         13,740,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                           13,740,000
          4,885,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                5,178,100
         17,530,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B, 13s, 2002                            19,633,600
          5,290,000  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                                     5,620,625
         15,195,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004                            11,244,300
         18,050,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                             19,313,500
          5,570,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B, 13s, 2004                            5,570,000
          1,469,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                      1,469,000
         13,350,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                9,578,625
          5,280,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                                      6,019,200
         11,435,000  Trump A.C. 1st mtge. company guaranty 11 1/4s, 2006                                         9,834,100
          4,750,000  Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                           4,013,750
          2,500,000  Trump Castle Hotel 144A sr. sub. notes 10 1/4s, 2003                                        2,525,000
         15,985,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                         16,144,850
                                                                                                            --------------
                                                                                                               129,884,650

Health Care (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            1,440,540
         13,340,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                             12,673,000
         11,930,000  Fresenius Medical Capital Trust II company guaranty 7 7/8s, 2008
                       (Germany)                                                                                10,737,000
          6,425,000  Genesis Health Ventures, Inc. sr. sub. notes 9 3/4s, 2005                                   6,103,750
          9,935,000  Global Health Sciences 144A sr. notes 11s, 2008                                             8,643,450
          7,850,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                        7,339,750
         11,890,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                       10,938,800
          4,235,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                                 3,430,350
          4,000,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007                                                   2,360,000
         20,820,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                     19,779,000
         15,450,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                   12,161,468
            370,000  MedPartners, Inc. sr. sub.notes 6 7/8s, 2000                                                  346,646
          3,100,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                2,852,000
         17,560,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                             16,682,000
          4,710,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                      3,438,300
          2,500,000  PharMerica, Inc. company guaranty 8 3/8s, 2008                                              2,200,000
          5,400,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                       5,454,000
         12,860,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                             12,217,000
                                                                                                            --------------
                                                                                                               138,797,054

Insurance and Finance (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,105,000  CSBI Capital Trust I 144A company guaranty
                       Ser. A, 11 3/4s, 2027                                                                     4,392,350
         13,000,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                      4,160,000
          3,525,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                            3,712,847
          5,860,000  Superior FInancial 144A sr. notes 8.65s, 2003                                               5,801,400
                                                                                                            --------------
                                                                                                                18,066,597

Lodging (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          6,110,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                   5,743,400
         14,555,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                 13,754,475
         11,495,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                           10,115,600
                                                                                                            --------------
                                                                                                                29,613,475

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,450,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                       (Brazil)                                                                                  5,492,500

Medical Supplies and Devices (0.9%)
--------------------------------------------------------------------------------------------------------------------------
         11,215,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                 10,654,250
          3,155,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                               3,328,525
          8,570,000  Imagyn Medical Technologies company guaranty 12 1/2s, 2004                                  2,399,600
         10,130,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                                   9,623,500
          8,500,000  Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s, 2000                            7,926,250
                                                                                                            --------------
                                                                                                                33,932,125

Metals and Mining (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          6,380,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                         5,231,600
          6,490,000  WHX Corp. sr.notes 10 1/2s, 2005                                                            5,776,100
                                                                                                            --------------
                                                                                                                11,007,700

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,225,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                             7,261,125

Oil and Gas (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          8,180,000  Abraxas Petroleum Corp. 144A 11 1/2s, 2004                                                  7,198,400
          1,220,000  American Eco. Corp. 144A company guaranty 9 5/8s, 2008                                      1,073,600
          7,675,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                6,830,750
          6,340,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                               5,706,000
          5,550,000  Dailey Petroleum Services Corp. company guaranty 9 1/2s, 2008                               4,356,750
          1,300,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                        624,000
          5,950,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                                        5,236,000
          6,840,000  Northern Offshore 144A company guaranty 10s, 2005                                           5,848,200
          1,440,000  Pacalta Resources Ltd. sr. notes Ser. B, 10 3/4s, 2004 (Canada)                             1,324,800
          4,270,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                         3,373,300
          3,475,000  Petsec Energy, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                     3,197,000
          4,755,000  Seven Seas Petroleum 144A sub. notes 12 1/2s, 2005                                          3,994,200
          3,050,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                2,836,500
          5,190,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                    3,451,350
        105,050,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                        52,525,000
         31,870,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                       19,440,700
         17,087,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                  17,087,000
                                                                                                            --------------
                                                                                                               144,103,550

Packaging and Containers (1.4%)
--------------------------------------------------------------------------------------------------------------------------
         11,010,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                           10,349,400
          3,735,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                    3,697,650
         20,725,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                               18,238,000
          8,450,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                7,731,750
          1,900,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                1,710,000
         13,517,971  Riverwood International Corp. bank loan notes FRN 8.016s, 2003                             13,467,279
                                                                                                            --------------
                                                                                                                55,194,079

Paper and Forest Products (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          9,283,993  Alabama River Newsprint bank loan notes FRNs, 2002                                          8,262,754
         14,230,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                    7,115,000
            780,000  APP International Finance Co. notes 11 3/4s, 2005
                       (Netherlands)                                                                               413,400
          1,255,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                                     1,349,125
          7,775,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                      7,386,250
         11,555,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                       (Indonesia)                                                                               5,373,075
         16,800,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                          7,560,000
         12,945,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                       11,262,150
          3,190,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                                        2,902,900
          9,250,000  Stone Container Corp. sr. notes 12.58s, 2016                                               10,175,000
                                                                                                            --------------
                                                                                                                61,799,654

Pharmaceuticals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,570,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       9,761,400

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
          2,760,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                              1,518,000

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         10,300,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                10,712,000
          2,450,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   2,352,000
          3,540,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                    3,398,400
                                                                                                            --------------
                                                                                                                16,462,400

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         13,545,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                   8,127,000
          1,960,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                    1,822,800
                                                                                                            --------------
                                                                                                                 9,949,800

Real Estate (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,590,000  Bluegreen Corp. company guaranty Ser. B, 10 1/2s, 2008                                      1,494,600

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,000,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         8,480,000

Retail (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          8,650,000  Amazon.com Inc. 144A sr. disc. notes stepped-coupon zero %
                       (10s, 5/1/08), 2008 (STP)                                                                 4,584,500
          2,000,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                             900,000
          2,997,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                                       2,997,000
          3,530,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                              3,459,400
          2,250,000  K mart Corp. deb. 13 1/2s, 2009                                                             2,370,690
          2,000,000  K mart Corp. med. term notes 9s, 2020                                                       2,154,320
          2,000,000  K mart Corp. med. term notes 8.96s, 2019                                                    2,143,820
            700,000  K mart Corp. med. term notes 8.85s, 2011                                                      774,347
          1,925,000  K mart Corp. deb. 7.95s, 2023                                                               1,876,875
            600,000  K mart Corp. med. term notes 7.76s, 2002                                                      617,508
          1,900,000  K mart Corp. deb. 7 3/4s, 2012                                                              1,862,000
            400,000  K mart Corp. med. term notes 7.74s, 2002                                                      411,380
          8,945,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  9,436,975
          5,205,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                 4,983,788
          1,930,000  Service Merchandise Co., Inc. sr. sub. deb. 9s, 2004                                        1,158,000
                                                                                                            --------------
                                                                                                                39,730,603

Satellite Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,034,784  Direct Sat 1 144A notes 8 1/4s, 2001                                                        2,034,784
          2,054,366  Echostar I 144A sr. notes 8 1/4s, 2001                                                      2,054,366
          8,200,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                  5,576,000
          9,210,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                        9,002,775
         36,850,000  ICG Services, Inc. 144A sr. discount notes stepped-coupon
                       zero % (9 7/8s, 5/1/03), 2008 (STP)                                                      19,530,500
         10,230,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                                8,900,100
          9,675,000  Primestar Bank Loan 8 5/8s, 4/15/04                                                         9,384,750
          5,015,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                       (Mexico)                                                                                  3,811,400
         10,984,000  Satelites Mexicanos S.A. de C.V. 144A company guaranty
                       FRB 9 3/8s, 2004 (Mexico)                                                                10,874,160
          6,640,000  TCI Satellite Entertainment, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 2/102), 2007 (STP)                                                       3,984,000
          8,360,000  TCI Satellite Entertainment Inc. sr. sub. notes 10 7/8s, 2007                               7,858,400
                                                                                                            --------------
                                                                                                                83,011,235

Semiconductors (1.0%)
--------------------------------------------------------------------------------------------------------------------------
         19,345,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                             22,150,025
          9,105,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  7,830,300
         16,340,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           8,170,000
                                                                                                            --------------
                                                                                                                38,150,325

Shipping (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          8,040,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                             8,341,500
          3,700,000  Pegasus Shipping 144A 11 7/8s, 2004                                                         3,663,000
                                                                                                            --------------
                                                                                                                12,004,500

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,960,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                                       8,422,400

Supermarkets (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         13,000,000  Jitney-Jungle Stores company guaranty 12s, 2006                                            14,430,000

Telecommunication Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         10,160,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       9,753,600

Telecommunications (11.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,000,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (STP)                                                           6,480,000
          6,050,000  Caprock Communications Corp. 144A sr. notes 12s, 2008                                       5,747,500
         16,370,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                 13,587,100
          8,965,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                               5,379,000
          3,680,000  Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                              2,208,000
         32,570,000  Covad Communications Group 144A sr. disc. notes
                       stepped-coupon zero % (13 1/2s, 3/15/03), 2008 (STP)                                     14,330,800
          5,000,000  Cox Communications, Inc. term loan B, FRN 8.255s, 2007                                      4,975,000
          7,575,000  Econophone Inc. company guaranty 13 1/2s, 2007                                              8,218,875
         20,120,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                               10,965,400
          7,640,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          7,410,800
         16,130,000  Focal Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 2/15/03), 2008 (STP)                                      8,065,000
         33,750,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                       32,062,500
          4,825,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                               5,307,500
         36,675,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                    26,406,000
          3,000,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                       1,380,000
            390,000  Hermes Europe Railtel sr. notes 11 1/2s, 2007 (Netherlands)                                   401,700
          5,815,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                  3,896,050
         12,130,000  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                    11,523,500
            650,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          351,000
         12,105,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                            9,320,850
         27,785,000  Intelcom Group, Inc. company guaranty stepped-coupon
                       zero % (12 1/2s, 5/1/01), 2006 (STP)                                                     20,283,050
         10,530,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 2/1/01), 2006 (STP)                                                                 7,897,500
         20,000,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                             13,800,000
         10,410,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                              9,993,600
         12,020,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                               11,358,900
         39,605,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                    32,080,050
         17,335,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                       (15s, 5/1/02), 2007 (United Kingdom) (STP)                                                1,300,125
          1,800,000  Ionica Group PLC sr. notes 13 1/2s, 2006 (United Kingdom)                                     720,000
          1,270,000  Iridium LLC company guaranty Ser. A, 13s, 2005                                              1,117,600
         10,730,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                            9,764,300
         30,770,000  KMC Telecom Holdings, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     17,231,200
         25,920,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                          13,867,200
          5,150,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                               5,562,000
          4,100,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        4,007,750
          3,900,000  Metronet Communications Corp. 12s, 2007 (Canada)                                            4,134,000
          4,920,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                            2,779,800
          5,945,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        3,983,150
          2,040,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/02), 2007 (Poland) (STP)                                            1,122,000
          4,450,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                       (Poland)                                                                                  3,738,000
         15,000,000  NTL Inc. 144A sr. notes stepped-coupon zero %
                       (9 3/4s, 4/01/03), 2008 (STP)                                                             8,100,000
          6,420,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       4,686,600
          2,330,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                         1,654,300
          5,100,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                         4,641,000
         12,470,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                            11,940,025
         23,175,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                     11,819,250
          9,962,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (14 5/8s, 8/15/00), 2004 (STP)                                             5,479,100
          3,320,000  Vialog Corp. company guaranty 12 3/4s, 2001                                                 2,988,000
         13,960,000  Winstar Communications, Inc. sr. sub. notes 15s, 2007                                      15,356,000
          9,753,000  Winstar Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         6,241,920
         20,790,000  Winstar Communications. Inc. 144A sr. sub. notes 11s, 2008                                 15,592,500
          8,905,000  Winstar Equipment Corp. company guaranty 12 1/2s, 2004                                      8,637,850
                                                                                                            --------------
                                                                                                               439,893,345

Telephone Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
         15,770,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  14,666,100
          3,030,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                     1,727,100
          6,950,000  Celcaribe S.A. sr. notes 13 1/2s, 2004                                                      7,019,500
          8,595,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon 12s, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    6,918,975
          9,165,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                       9,806,550
          4,500,000  E. Spire Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (13s, 11/1/00), 2005 (STP)                                          3,240,000
            905,000  E. Spire Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 3/4s, 4/1/01), 2006 (STP)                                         606,350
          5,810,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                    5,229,000
         12,395,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                            11,527,350
          4,390,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                   2,677,900
          2,400,000  Globo Communicacoes company guaranty 10 1/2s, 2006
                       (Brazil)                                                                                  1,440,000
          1,875,000  Globo Communicacoes 144A company guaranty 10 1/2s, 2006
                       (Brazil)                                                                                  1,143,750
         10,470,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                              9,737,100
          3,607,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      3,967,700
          3,130,000  MJD Communications, Inc. 144A sr. sub. notes 9 1/2s, 2008                                   3,098,700
          3,400,000  MJD Communications Inc. 144A FRN 6.232s, 2008                                               3,340,500
          6,520,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              6,259,200
         10,780,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                    11,858,000
          8,200,000  RSL Communications Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008                                                            4,428,000
          5,470,000  RSL Communications Ltd. company guaranty 9 1/8s, 2008                                       4,594,800
          5,640,000  Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                       (Colombia)                                                                                3,271,200
          4,980,000  Us Xchange Llc 144A sr. notes 15s, 2008                                                     5,054,700
          7,130,000  Versatel Teleco 13 1/4s, 2008                                                               6,987,400
                                                                                                            --------------
                                                                                                               128,599,875

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,575,000  Glenoit Corp. company guaranty 11s, 2007                                                    3,396,250
          3,830,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                       3,523,600
          3,210,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                   2,921,100
                                                                                                            --------------
                                                                                                                 9,840,950

Transportation (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,930,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               9,930,000

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,450,000  CMS Energy Corp. pass through certificates 7s, 2005                                         7,419,977

Wireless Communications (1.4%)
--------------------------------------------------------------------------------------------------------------------------
         10,040,000  American Mobile Satelitte Corp. company guaranty
                       12 1/4s, 2008                                                                             6,726,800
          5,660,000  CTI Holdings S.A. 144A sr. notes stepped-coupon zero %
                       (11 1/2s, 4/15/03), 2008 (STP)                                                            2,264,000
         13,250,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                           12,720,000
          1,890,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                                     1,738,800
          7,380,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                   3,321,000
          4,785,000  Telesystem International Wireless, Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 (STP)                              2,296,800
         17,340,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                             8,496,600
         15,970,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                     14,692,400
          5,580,000  WAM!NET, Inc. company guaranty stepped-coupon Ser. B,
                       zero % (13 1/4s, 3/1/02), 2005 (STP)                                                      3,041,100
                                                                                                            --------------
                                                                                                                55,297,500
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $3,331,144,789)                                  $3,040,686,340

PREFERRED STOCKS (8.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            296,110  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                           $   14,657,445
             19,825  Chevy Chase Savings Bank $3.25 pfd.                                                           604,663
                                                                                                            --------------
                                                                                                                15,262,108

Broadcasting (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             59,756  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                            6,632,916
            115,484  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                      12,183,562
              5,148  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                 5,559,840
              1,460  Paxson Communications Corp. 144A 13.25% pfd. (PIK)                                         13,870,000
                249  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                              29,133
             19,778  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                        21,162,460
                                                                                                            --------------
                                                                                                                59,437,911

Building and Construction (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            129,800  Brand Scaffold Services, Inc. 144A $3.625 cum. pfd.                                         3,894,000
            246,082  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                         27,315,102
                                                                                                            --------------
                                                                                                                31,209,102

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,600  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                        396,000

Cellular Communications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              8,374  Dobson Communications 144A $12.25 pfd. (PIK)                                                8,541,480
             25,917  NEXTEL Communications, Inc. 144A Ser. E, $11.125 pfd. (PIK)                                25,398,660
             26,593  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                                 28,188,580
                                                                                                            --------------
                                                                                                                62,128,720

Computer Services and Software (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,670  Concentric Network Corp. 144A $13.50 pfd. (PIK)                                             4,203,000

Cosmetics (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,636  Renaissance Cosmetics Inc. 14.00% pfd. (PIK)                                                   56,360

Electric Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
             74,923  Public Service Co. of New Hampshire $2.65 1st mtge. pfd.                                    1,910,537

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Doane Products Co. $14.25 pfd.                                                             10,560,000
             70,728  Nebco Evans Holding Co. 144A 11.25% pfd.                                                    4,950,960
                                                                                                            --------------
                                                                                                                15,510,960

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             11,120  Fresenius Medical Care AG Ser. D, 9.00%, pfd. (Germany)                                    11,398,000

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                               3,640,000

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            196,000  Diva Systems Corp. Ser. C, $6.00 pfd.                                                       2,156,000
            438,126  Diva Systems Corp. Ser. D, $6.00 pfd.                                                       4,819,386
                                                                                                            --------------
                                                                                                                 6,975,386

Publishing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            142,780  Von Hoffman Corp. 144A $13.50 pfd.                                                          4,426,180

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            145,281  AmeriKing, Inc. $3.25 pfd. (PIK)                                                            3,632,025

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
                200  Echostar Communications, Inc. 12.125% pfd.                                                    200,000

Supermarkets (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             42,970  Jitney-Jungle Stores 144A $11.25 pfd.                                                       6,445,500

Telecommunications (2.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,975  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                             5,377,500
              5,620  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                                      5,058,000
              7,602  ICG Holdings, Inc. $14.00 pfd. (Canada) (PIK)                                               8,210,160
             14,752  Intermedia Communications Ser. B, 13.50% pfd. (PIK)                                        17,038,560
             21,421  IXC Communications, Inc. $12.50 pfd. (PIK)                                                 22,599,155
            407,132  Nextlink Communications, Inc. 144A $7.00 pfd.                                              20,763,732
              2,828  Pegasus Communications Corp. Ser. A, $12.75 cum. pfd.                                       3,110,800
              5,515  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                      4,687,750
             13,340  WinStar Communications, Inc. 144A $14.25 cum. pfd.                                         13,873,600
                                                                                                            --------------
                                                                                                               100,719,257
                                                                                                            --------------
                     Total Preferred Stocks (cost $332,053,978)                                             $  327,551,046

UNITS (3.7%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
             21,510  Australis Media, Ltd. units stepped-coupon zero %
                       (15 3/4s, 5/15/00), 2003 (In Default) (Australia) (STP) (NON)                        $      376,425
              6,820  Bestel S.A. de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (STP)                                                             4,364,800
              6,120  Birch Telecom, Inc. 144A units 14s, 2008                                                    5,385,600
             25,608  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                             8,450,640
             29,710  Firstworld Communication units stepped-coupon zero %
                       (13s,4/15/03), 2008 (STP)                                                                10,101,400
              7,585  ICO Global Communications (Holdings) Ltd. units 15s, 2005                                   6,750,650
             18,430  Long Distance International, Inc. 144A units 12 1/4s, 2008                                 17,692,800
              7,440  Mediq 144A units, stepped-coupon zero % (13s, 6/1/09),
                       2009 (STP)                                                                                3,720,000
              3,920  Onepoint Communications, Inc. units 14 1/2s, 2008                                           3,136,000
             13,190  Pathnet, Inc. 144A units 12 1/4s, 2008                                                     11,871,000
             18,500  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                            7,585,000
              2,000  Signature Brands USA, Inc. units 13s, 2002                                                  2,280,000
              7,140  Startec Global Communications Corp. units 12s, 2008                                         6,426,000
              4,960  Telehub Communications Corp. units stepped-coupon zero %
                       (13 7/8s, 7/31/02), 2005 (STP)                                                            2,827,200
             12,530  Transam Refinance, Inc. 144A units 16s, 2003                                               10,650,500
             31,545  Viatel, Inc. units, stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                           17,665,200
              3,635  Viatel, Inc. units 11 1/4s, 2008                                                            3,598,650
             13,345  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                14,412,600
             60,536  XCL Ltd. 144A units cum. cv. pfd. 9 1/2s, 2006 (PIK)                                        6,083,868
                                                                                                            --------------
                     Total Units (cost $191,357,423)                                                        $  143,378,333

CONVERTIBLE BONDS AND NOTES (2.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,636,000  APP Global Finance Ltd. cv. bond zero %, 2012
                       (United Kingdom)                                                                     $    2,884,050
            800,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                       (United Kingdom)                                                                            464,000
         15,930,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                       (United Kingdom)                                                                          9,239,400
         10,910,000  APP Global Finance Ltd. 144A cv. company guaranty 3 1/2s, 2003                              5,018,600
          5,300,000  Argosy Gaming cv. sub. notes 12s, 2001                                                      4,399,000
          5,500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                              4,908,750
         28,400,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                             16,081,500
          3,900,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero % (13 7/8s, 12/15/00), 2005 (STP)                                                    5,070,000
         11,350,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                              8,654,375
         10,430,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                       8,409,188
          5,000,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  3,825,000
          4,000,000  Lam Research Corp. 144A cv. sub. notes 5s, 2002                                             3,060,000
          2,450,000  National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                                     2,257,063
          8,000,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                                   7,400,000
          6,107,000  Plolymax 144A cv. notes 2s, 2006                                                            2,839,755
         12,299,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                        15,988,700
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $119,255,941)                                  $  100,499,381

COMMON STOCKS (2.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            283,680  American Mobile Satellite Corp. (NON)                                                  $    1,560,240
              3,000  AmeriKing, Inc. (NON)                                                                         150,000
              6,570  Axia Holding Inc. 144A                                                                         98,550
            100,000  BE Aerospace, Inc. (NON)                                                                    2,081,250
          1,663,637  Capstar Broadcasting Partners (NON)                                                         1,996,364
            400,000  Casino America, Inc. (NON)                                                                    937,500
            258,760  CellNet Data Systems, Inc. (NON)                                                            1,423,180
            100,000  Clearnet Communications, Inc. Class A, (Canada) (NON)                                         600,000
             83,000  Colorado Gaming & Entertainment Co. (NON)                                                     415,000
            229,500  Exide Corp.                                                                                 2,280,656
              8,866  Finlay Enterprises, Inc.                                                                       89,768
            110,000  French Fragrances Inc. (NON)                                                                  687,500
            637,950  Frontier Corp.                                                                             19,377,731
             57,000  Global Crossing Ltd.                                                                          961,875
            105,841  Hedstrom Holdings, Inc. 144A                                                                  132,301
            195,000  Intermedia Communications, Inc. (NON)                                                       4,850,625
             41,666  Lady Luck Gaming Corp. (NON)                                                                  260,413
              2,604  Mothers Work, Inc. (NON)                                                                       19,205
            565,400  NBTY, Inc.                                                                                  5,159,275
            500,000  NEXTEL Communications, Inc. Class A (NON)                                                   9,031,250
              4,555  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil)                                          46
                293  Pegasus Communications Corp. (NON)                                                              5,823
              8,407  Premium Holdings (L.P.) 144A (NON)                                                             33,628
          1,185,708  PSF Holdings LLC (acquired various dates between 9/15/92
                       and 5/31/95, cost $39,028,423) (RES) (AFF)                                               20,773,604
            225,000  PsiNet, Inc. (NON)                                                                          2,362,500
             61,213  RSL Communications, Ltd. Class A (NON)                                                      1,400,247
            236,025  Specialty Foods Acquisition Corp. (NON)                                                        11,801
            667,550  TCI Satellite Entertainment, Inc. Class A (NON)                                             2,670,200
                                                                                                            --------------
                     Total Common Stocks (cost $120,651,209)                                                $   79,370,532

WARRANTS (0.7%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
             30,610  Allegiance Telecom, Inc.                                                   2/3/08      $      489,760
             10,040  American Mobile Satellite Corp.                                            4/1/08              70,280
            265,000  Becker Gaming Corp. 144A                                                   11/15/00             2,650
            136,500  Capital Gaming International, Inc.                                         2/1/99               5,460
             45,271  Cellnet Data Systems, Inc.                                                 9/15/07          1,810,840
            130,000  CGA Group Ltd. 144A                                                        6/15/03              2,600
             11,495  Club Regina, Inc. 144A                                                     4/15/06            229,900
              8,595  Colt Telecommunications Group PLC                                          12/31/06         2,578,500
              2,975  Concentric Network Corp.                                                   12/15/07           208,250
            121,027  Consorcio Ecuatoriano 144A (Equador)                                       10/1/00             45,385
             17,000  County Seat Holdings, Inc.                                                 10/15/98               340
             32,570  Covad Communications Group 144A                                            3/15/08          1,302,800
              4,650  Diva Systems Corp.                                                         5/15/06          1,302,000
            186,750  DTI Holdings Inc.                                                          3/1/08             373,500
                130  E. Spire Communications, Inc.                                              11/1/05             14,300
              8,400  Econophone, Inc. 144A                                                      9/9/99             462,000
              6,110  Epic Resorts                                                               6/15/05                 61
              8,200  Esat Holdings, Inc. (Ireland)                                              9/9/99             289,050
             96,271  Fitzgeralds Gaming Co.                                                     12/19/98               963
              6,135  Globalstar Telecom 144A                                                    2/15/04            245,400
             19,455  Hyperion Telecommunications 144A                                           4/15/01          1,750,950
              7,540  Insilco Holding Co.                                                        8/15/08                  1
            251,394  Intelcom Group 144A                                                        10/15/05         6,787,638
             14,200  Interact Systems, Inc.                                                     8/1/03                 142
             15,924  Intermedia Communications, Inc.                                            6/1/00           2,229,360
              5,125  International Wireless Communications
                       Holdings 144A                                                            8/15/01                513
             16,520  Iridium World Com 144A                                                     7/15/05          1,817,200
             30,770  KMC Telecom Holdings, Inc.                                                 4/15/08            492,320
             25,920  Knology Holdings, Inc. 144A                                                10/15/07            38,880
             41,270  McCaw International Ltd.                                                   4/15/07            165,080
              3,900  Metronet Communications 144A                                               8/15/07            117,000
              3,310  MGC Communications, Inc. 144A                                              10/1/04            182,050
             12,550  Orion Network Systems                                                      1/15/07            144,325
             72,220  Pagemart, Inc. 144A                                                        12/31/03           577,760
             12,480  Paxson Communications Corp. 144A                                           6/30/03                125
             76,800  Powertel, Inc.                                                             1/31/02            537,600
             44,150  President Riverboat Casinos, Inc.                                          9/30/99              4,415
              9,115  Spanish Broadcasting Systems 144A                                          6/30/99          1,868,575
              6,375  Sterling Chemicals Holdings                                                8/15/08            153,000
              2,340  21st Century Telecom Group 144A                                            2/14/06            128,700
             38,235  UIH Australia/Pacific, Inc. 144A                                           5/15/06            191,175
             99,620  USN Communications Inc.                                                    8/15/04            292,883
              7,130  Versatel 144A                                                              5/15/08             71,300
              3,320  Vialog Corp.                                                               11/15/01           116,200
             16,440  WAM!NET, Inc.                                                              3/1/05             197,280
             23,250  Wireless One, Inc.                                                         10/19/00               233
                403  Wright Medical Technology, Inc. 144A                                       6/30/03             26,179
                                                                                                            --------------
                     Total Warrants (cost $16,832,540)                                                      $   27,324,923

FOREIGN GOVERNMENT BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD      16,890,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                $   11,844,113
USD      10,180,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                             2,341,400
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $22,667,865)                                                                   $   14,185,513

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            121,000  Cendant Corp. $3.75 cv. pfd.                                                           $    3,062,813
             50,000  Chancellor Media Corp. $3.00 cum. pfd.                                                      3,750,000
             48,340  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                            1,063,480
                390  Paxson Communications Corp. 144A $9.75 cv. pfd. (9.75%) (PIK)                               3,900,000
              5,551  XCL Ltd $8.075 cv. pfd.                                                                       557,876
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $17,276,627)                                  $   12,334,169

BRADY BONDS (--%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FRF      31,700,000  Ivory Coast -- FLIRB collateralized FRB 2s, 2018                                       $      751,885
FRF      31,700,000  Ivory Coast -- PDI bonds FRB 1.9s, 2018                                                     1,127,827
                                                                                                            --------------
                     Total Brady Bonds (cost $4,388,648)                                                    $    1,879,712

COMMERCIAL PAPER (0.4%) (a) (cost $14,120,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $14,120,000  Bayerische Vereinsbank AG effective yield
                       of 5.85%, September 1, 1998                                                          $   14,120,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,169,749,020) (b)                                            $3,761,329,949
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,847,797,512.

  (b) The aggregate identified cost on a tax basis is $4,169,987,491, resulting in gross unrealized appreciation and depreciation of $112,056,037 and $520,713,579, respectively, or net unrealized depreciation of $408,657,542.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 1998 was $20,773,604 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affilated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at August 31, 1998, which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1998
                           Market    Aggregate Face     Delivery    Unrealized
                           Value         Value            Date     Appreciation
-------------------------------------------------------------------------------
French Francs            $4,420,958    $4,422,343        9/16/98       $1,385
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,169,749,020) (Note 1)                                        $3,761,329,949
-----------------------------------------------------------------------------------------------
Cash                                                                                     95,737
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            69,962,223
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,641,614
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       55,623,512
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            1,385
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,888,654,420

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     19,710,343
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           12,089,573
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          5,951,284
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              537,972
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            69,531
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,546
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,295,649
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  197,010
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    40,856,908
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,847,797,512

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,691,239,520
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (672,292)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Notes 1)                                            (434,352,030)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                  (408,417,686)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,847,797,512

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,821,512,969 divided by 245,927,487 shares)                                           $11.47
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $11.47)*                                  $12.04
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,007,028,392 divided by 88,132,340 shares)**                                          $11.43
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($19,256,151 divided by 1,678,843 shares)                                                $11.47
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $11.47)*                                  $11.86
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net foreign tax of $130,446)                                             $430,353,557
-----------------------------------------------------------------------------------------------
Dividends                                                                            35,275,517
-----------------------------------------------------------------------------------------------
Total investment income                                                             465,629,074

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     24,339,350
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,792,826
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       155,919
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         33,748
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 8,184,590
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                12,212,481
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   115,583
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  97,922
-----------------------------------------------------------------------------------------------
Auditing                                                                                141,232
-----------------------------------------------------------------------------------------------
Legal                                                                                   133,874
-----------------------------------------------------------------------------------------------
Postage                                                                                 581,393
-----------------------------------------------------------------------------------------------
Other                                                                                   354,556
-----------------------------------------------------------------------------------------------
Total expenses                                                                       52,143,474
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,535,391)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         50,608,083
-----------------------------------------------------------------------------------------------
Net investment income                                                               415,020,991
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     10,718,873
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (122,244)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                     5,278
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (467,510,649)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (456,908,742)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(41,887,751)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                           Year ended August 31
---------------------------------------------------------------------------------------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  415,020,991  $  415,520,942
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        10,596,629     104,981,756
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                   (467,505,371)    154,442,633
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (41,887,751)    674,945,331
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
---------------------------------------------------------------------------------------------------------------
    Class A                                                                        (320,732,329)   (292,861,056)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (111,084,627)   (101,661,231)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,202,905)     (2,044,553)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
---------------------------------------------------------------------------------------------------------------
    Class A                                                                          (2,874,118)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (995,442)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (19,740)             --
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (183,107,719)       (594,936)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (662,904,631)    277,783,555

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 4,510,702,143   4,232,918,588
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net
investment income and undistributed net investment
income of $672,292 and $18,811,892, respectively)                                $3,847,797,512  $4,510,702,143
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.89           $12.11           $12.01           $12.06           $13.01
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.22(c)          1.20             1.16(c)          1.22             1.27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.35)             .72              .11             (.01)            (.93)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.13)            1.92             1.27             1.21              .34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                   (1.28)           (1.14)           (1.15)           (1.22)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.01)              --             (.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.29)           (1.14)           (1.17)           (1.26)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.47           $12.89           $12.11           $12.01           $12.06
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.75)           16.60            11.08            10.76             2.46
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,821,513       $3,259,440       $3,115,546       $2,997,467       $2,885,748
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .95              .96              .96              .95              .94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            9.39             9.54             9.57            10.27             9.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              69.23           130.77           184.86            81.70            55.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.84           $12.07           $11.97           $12.03           $12.99
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.12(c)          1.10             1.07(c)          1.09             1.18
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.34)             .72              .11              .02             (.94)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.22)            1.82             1.18             1.11              .24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                   (1.18)           (1.05)           (1.06)           (1.13)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.01)              --             (.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.19)           (1.05)           (1.08)           (1.17)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.43           $12.84           $12.07           $11.97           $12.03
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (2.42)           15.71            10.28             9.88             1.66
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,007,028       $1,226,880       $1,100,757         $762,947         $535,002
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.70             1.71             1.71             1.70             1.69
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            8.64             8.79             8.84             9.52             9.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              69.23           130.77           184.86            81.70            55.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        July 3, 1995+
operating performance                                                        Year ended August 31                to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.88           $12.10           $12.00           $11.92
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 1.19(c)          1.16             1.14(c)           .21(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (1.34)             .73              .11              .07
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.15)            1.89             1.25              .28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                    (1.25)           (1.11)           (1.13)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                     (.01)              --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.26)           (1.11)           (1.15)            (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.47           $12.88           $12.10           $12.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (1.94)           16.33            10.88             2.38*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $19,256          $24,382          $16,616             $964
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.20             1.21             1.19              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             9.10             9.29             9.45             1.65*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               69.23           130.77           184.86            81.70
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.
The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1998, the fund had a capital loss carryover of approximately $402,432,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

 Loss Carryover           Expiration
----------------      ----------------
  $239,466,000         August 31, 1999
   110,228,000         August 31, 2000
    52,738,000         August 31, 2003

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, defaulted bond interest, unrealized gains and losses on certain futures contracts, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $3,403,986 to decrease distributions in excess of net investment income and $7,529,941 to increase paid-in-capital, with an increase to accumulated net realized losses of $10,933,927. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998, fund expenses were reduced by $1,535,391 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,930 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $387,099 and $2,050 from the sale of class A and class M shares, respectively and $1,736,541 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $14,911 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $3,096,308,440 and $3,451,153,353, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,577,181       $333,528,744
-----------------------------------------------------------------------------
Shares reinvested                               12,674,739        164,535,205
-----------------------------------------------------------------------------
                                                38,251,920        498,063,949

Shares
repurchased                                    (45,120,605)      (585,257,649)
-----------------------------------------------------------------------------
Net decrease                                    (6,868,685)      $(87,193,700)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     41,083,036       $511,651,526
-----------------------------------------------------------------------------
Shares reinvested                               11,857,051        147,992,055
-----------------------------------------------------------------------------
                                                52,940,087        659,643,581

Shares
repurchased                                    (57,452,226)      (718,420,012)
-----------------------------------------------------------------------------
Net decrease                                    (4,512,139)      $(58,776,431)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,055,130       $130,832,944
-----------------------------------------------------------------------------
Shares reinvested                                3,995,549         51,694,415
-----------------------------------------------------------------------------
                                                14,050,679        182,527,359

Shares
repurchased                                    (21,435,734)      (275,673,256)
-----------------------------------------------------------------------------
Net decrease                                    (7,385,055)      $(93,145,897)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     36,792,022       $456,322,400
-----------------------------------------------------------------------------
Shares reinvested                                3,842,481         47,809,690
-----------------------------------------------------------------------------
                                                40,634,503        504,132,090

Shares
repurchased                                    (36,335,915)      (452,370,778)
-----------------------------------------------------------------------------
Net increase                                     4,298,588       $ 51,761,312
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        241,153        $ 3,146,665
-----------------------------------------------------------------------------
Shares reinvested                                  108,525          1,408,515
-----------------------------------------------------------------------------
                                                   349,678          4,555,180

Shares
repurchased                                       (563,137)        (7,323,302)
-----------------------------------------------------------------------------
Net decrease                                      (213,459)       $(2,768,122)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,197,720        $14,859,955
-----------------------------------------------------------------------------
Shares reinvested                                  109,633          1,368,263
-----------------------------------------------------------------------------
                                                 1,307,353         16,228,218

Shares
repurchased                                       (787,953)        (9,808,035)
-----------------------------------------------------------------------------
Net increase                                       519,400        $ 6,420,183
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                     Purchase     Sales     Dividend      Market
Affiliates             cost       cost       Income       Value
-------------------------------------------------------------------
PSF Holdings LLC        --         --          --     $20,773,604
-------------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 8.41% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Steven M. Oristaglio
Vice President

William J. Curtin
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Gail S. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
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PAID
Putnam
Investments
---------------

AN034 45959-014/324/2AC  8/98